Taxes (Details) (USD $) In Thousands, unless otherwise specified	Jan. 03, 2015	Dec. 28, 2013
Current deferred income tax assets (liabilities):
Bad debt allowance	$ 4,387	$ 4,467
Returns allowance	8,724	8,641
Inventory	11,882	12,169
Warranty reserve	2,590	3,040
Compensation	6,459	9,189
Accrued liabilities	6,658	0
Deferred rent	1,128	1,810
Loss carryforwards	1,910	3,392
Other	(5,007)	12,070
Total current deferred tax assets	38,731	54,778
Valuation allowance	(5,168)	(7,946)
Net current deferred income tax assets	33,563	46,832
Total short-term deferred income tax assets	34,084	46,986
Total short-term deferred income tax liabilities	(521)	(154)
Net short-term deferred income tax assets	33,563	46,832
Long-term deferred income tax (liabilities) assets:
Unrealized exchange losses	8,325	(1,939)
State income tax and interest on tax contingencies	2,880	160
Fixed assets	(51,719)	(50,194)
Trade names and customer lists	(6,782)	(6,803)
Compensation	3,481	4,803
Deferred rent	9,425	7,456
Loss carryforwards	1,409	2,429
Undistributed earnings of certain foreign subsidiaries	(52,122)	(52,546)
Tax deductible foreign reserves	3,248	0
Other	4,231	11,111
Net long-term deferred income tax liabilities	(77,624)	(85,523)
Valuation allowance	(1,653)	(2,601)
Net long-term deferred income tax liabilities	(79,277)	(88,124)
Total long-term deferred income tax assets	(8,583)	(10,044)
Total long-term deferred income tax liabilities	(87,860)	(98,168)
Total long-term deferred income tax liabilities	$ (79,277)	$ (88,124)